RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				7 Months Ended	12 Months Ended
	Jun. 29, 2018	Jun. 18, 2018	Oct. 03, 2017	Dec. 31, 2017	Dec. 31, 2018
Number of shares cancelled		20,000,000
Number of shares issued (in shares)		4,405,000			5,005,000
Shares sold per share (in dollars per shares)		$ 0.0001
Proceeds from issuance of common stock		$ 440			$ 10,500
Revenue				$ 232	745,165
Cost of revenue					576,066
Accounts payable - related party					4,373
Commissions - related party					28,655
EME, Ltd. [Member] | Mark Palumba, CEO [Member]
Revenue					163,980
Cost of revenue					129,636
Matthew Palumbo [Member]
Related party transaction					4,800
Marla Palumbo [Member]
Related party transaction			$ 1,000
Marla Palumbo [Member] | General Operating Expenses [Member]
Related party transaction	$ 6,000			$ 3,471
Mark Palumbo [Member] | EME, Ltd. [Member]
Related party transaction					2,735
Accounts payable - related party					4,373
Commissions - related party					$ 28,655